Document and Entity Information	Jul. 31, 2020
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	485BPOS
Period end date	Jul. 31, 2020
Investment Company Type	N-1A
Amendment Flag	false